Summary of Significant Accounting Policies: Concentration Risk, policy (Policies)	Dec. 31, 2022
Policies
Concentration Risk, policy

Concentration Risk

Concentration of Revenues

For the years ended December 31, 2022 and 2021, no customer accounted for over 10% of total revenues.

Concentration of Purchases

The Company purchased approximately 36% of its finished products from two vendors (15% and 21%) during the year ended December 31, 2022. The Company purchased approximately 25% of its finished products from two vendors (11% and 14%) during the year ended December 31, 2021.

Concentration of Accounts Receivable

As of December 31, 2022, total accounts receivable amounted to $119,931 and two customers represented 90% (60% and 30%) of this balance. As of December 31, 2021, accounts receivable amounted to $51,324 and two customers represented 75% of this balance.